SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Intangible assets useful lives	10 years
Contract assets	$ 0		$ 2,000,000.0
Contract liabilities	7,772,227		291,833
Conolidated Balance Sheet [Member]
Contract liabilities	7,800,000		300,000
Course fees [Member]
Deferred revenue	7,500,000
Readiness Training Services [Member]
Deferred revenue	$ 300,000
Land use rights [Member]
Estimated useful lives of the assets	50 years
PRC [Member]
Cash	$ 72,493
Hong Kong [Member]
Cash	64,090
Cash at bank	11,700,000		31,900,000
Common Stocks
Inventory reserve	6,308		$ 1,114
Cash	$ 13,700,000
Descriptions of value added tax		The VAT rates applicable to the Company’s PRC subsidiaries ranged from 3% to 6%.
Consulting fees, Descriptions	As a result of performing the above-mentioned services, the Company is entitled to receive 30% to 50% of such student tuitions depending on the universities / colleges and the jointly managed academic programs, which are collected first by Chinese host universities / colleges from enrolled students at the beginning of each academic school year, and then remitted to the Company
Overseas study consulting service fees descriptions	90% of the consulting service fee collected is non-refundable, and is recognized ratably as revenue over the service period, while 10% of the consulting fee is refundable and is deferred and recognized as revenue when students are successfully admitted by foreign institution and student visas are granted.